Income Taxes (Significant Components Of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accounts receivable and sales returns reserves	$ 255	$ 170
Accrued liabilities	7,225	7,353
Deferred revenue	9,972	4,256
Foreign net operating loss carry-forwards	20,267	18,292
U.S. net operating loss carry-forwards	29,315	17,827
Stock compensation	13,146	16,549
Tax credits	13,999	14,303
Other	13,162	13,423
Total gross deferred tax assets	107,341	92,173
Deferred tax liability - Intangibles	(42,243)	(16,518)
Deferred tax liability - Fixed Assets	(2,724)	(92)
Valuation allowance	(23,168)	(20,309)
Net deferred income taxes	39,206	55,254
Less current portion	(21,647)	(8,269)
Non-current portion	$ 17,559	$ 46,985